UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 131.1%
Corporate — 11.4%
County of Essex Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	$1,000	$1,015,120
County of Jefferson New York Industrial Development Agency, Refunding RB, Solid Waste Disposal, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/20	500	500,070
New York City Industrial Development Agency, RB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,000	1,004,700
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT (a):
5.50%, 1/01/18	1,000	1,087,180
5.50%, 1/01/21	250	269,895
5.50%, 1/01/24	1,000	1,074,930
New York State Energy Research & Development Authority, Refunding RB (NPFGC):
Brooklyn Union Gas/Keyspan, Series A, AMT, 4.70%, 2/01/24	500	518,885
Rochester Gas & Electric Corp., Series C, 5.00%, 8/01/32 (a)	1,000	1,086,950
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24	500	460,880

		7,018,610

County/City/Special District/School District — 21.2%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,031,380
City of New York New York, GO, Refunding:
Series E, 5.00%, 8/01/27	600	667,662
Series E, 5.00%, 8/01/30	500	542,335
Series H, 5.00%, 8/01/25	1,000	1,146,690
Series J, 5.00%, 8/01/23	2,000	2,360,620

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	$700	$750,169
Sub-Series F-1, 5.00%, 3/01/29	250	273,787
Sub-Series G-1, 5.00%, 4/01/29	750	815,415
Sub-Series I-1, 5.13%, 4/01/25	750	844,860
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,059,300
New York City Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,500	1,367,475
New York City Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	500	514,490
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	120	120,875
New York Liberty Development Corp., Refunding RB, Liberty, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,034,080
United Nations Development Corp., Refunding RB, Series A, 4.25%, 7/01/24	500	525,010

		13,054,148

Education — 23.0%
Buffalo & County of Erie Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,117,030
Build NYC Resource Corp., RB:
5.00%, 4/01/33	750	696,270
3.88%, 4/15/23	505	461,525
County of Madison Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 5.00%, 7/01/33	650	706,543
County of Monroe Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/30	1,000	1,076,140

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
County of Nassau Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/21	$1,000	$1,101,160
County of Schenectady Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/26	1,000	1,084,060
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	940	996,908
County of Suffolk Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.25%, 3/01/21	600	615,738
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	880	980,778
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	134,980
Fordham University, Series A, 5.25%, 7/01/25	500	563,030
Mount Sinai School of Medicine, 5.50%, 7/01/25	1,000	1,099,260
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	570	627,906
New York State Dormitory Authority, Refunding RB:
Pace University, Series A, 5.00%, 5/01/24	850	895,568
State University Facilities, Series A, 5.25%, 7/01/30	1,050	1,149,025
Teachers College, Series A, 5.00%, 7/01/31	375	397,144
The Culinary Institute of America, 5.00%, 7/01/28	500	516,295

		14,219,360

Health — 20.0%
County of Dutchess Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	245,429
County of Dutchess Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	1,000	1,096,690

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 5.88%, 2/01/18	$530	$530,753
County of Genesee Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 4.75%, 12/01/14	150	150,167
County of Suffolk Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 4.63%, 11/01/16	800	865,048
County of Westchester Healthcare Corp., Refunding RB, Senior Lien:
Series A, Remarketing, 5.00%, 11/01/24	910	984,065
Series A, Remarketing, 5.00%, 11/01/30	250	255,958
Series B, 6.00%, 11/01/30	240	262,920
County of Westchester Industrial Development Agency, RB, Special Needs Facilities Pooled Program, Series D-1, 6.80%, 7/01/19	515	515,201
County of Westchester Local Development Corp., Refunding RB, Kendal On Hudson Project:
3.00%, 1/01/18	500	515,835
4.00%, 1/01/23	480	475,910
New York City Industrial Development Agency, RB, PSCH, Inc. Project, 6.20%, 7/01/20	1,415	1,376,554
New York State Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	450	491,890
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,000	1,109,480
New York University Hospitals Center, Series B, 5.25%, 7/01/24	380	404,430
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 5/01/25	780	785,717

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2013	2

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital Obligated Group, Series A, 4.25%, 7/01/23	$250	$261,433
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	500	511,290
North Shore-Long Island Jewish Obligated Group, Series E, 5.00%, 5/01/22	650	710,183
Yonkers Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	750	758,205

		12,307,158

Housing — 6.5%
New York City Housing Development Corp., RB, Series H-2-A, AMT, 5.00%, 11/01/30	780	784,462
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 130, 4.75%, 10/01/30	2,500	2,500,575
Series 133, 4.95%, 10/01/21	230	234,140
Series 143, 4.85%, 10/01/27	500	504,200

		4,023,377

State —14.6%
Long Beach City School District, GO, 4.00%, 5/01/24	500	531,460
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.25%, 11/15/25	750	866,550
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	661,497

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
New York State Dormitory Authority, RB:
Haverstraw King's Daughters Public Library, 5.00%, 7/01/26	$1,015	$1,117,292
Municipal Health Facilities Improvement Program, 5.00%, 1/15/27	600	646,974
Series D, 5.00%, 3/15/31	500	527,410
Series F, 5.00%, 3/15/30	1,290	1,337,278
New York State Dormitory Authority, Refunding RB, Department of Health of the State of New York, Series A (CIFG), 5.00%, 7/01/25	1,500	1,590,555
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	250	268,963
New York State Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,150,870
New York State Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 3.50%, 3/15/28	305	299,910

		8,998,759

Transportation — 22.2%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,079,750
Series A (NPFGC), 5.00%, 11/15/16 (b)	990	1,123,472
Series A (NPFGC), 5.00%, 11/15/24	1,010	1,124,736
Series B (NPFGC), 5.25%, 11/15/19	860	1,018,868
Series H, 5.00%, 11/15/30	500	528,275
Sub-Series B-1, Remarketed, 5.00%, 11/15/24	460	525,720
Sub-Series B-4, Remarketed, 5.00%, 11/15/24	300	342,861
Metropolitan Transportation Authority, Refunding RB, Series F, 5.00%, 11/15/30	500	528,275
New York State Thruway Authority, Refunding RB, General, Series I, 5.00%, 1/01/37	1,000	1,032,410

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	$1,000	$1,070,030
Port Authority of New York & New Jersey, Refunding RB, Consolidated, AMT:
138th, 4.75%, 12/01/30	205	207,689
152nd, 5.00%, 11/01/23	500	546,645
152nd, 5.00%, 11/01/24	1,000	1,087,910
Triborough Bridge & Tunnel Authority, Refunding RB, Series A:
5.00%, 11/15/22	525	619,894
5.00%, 11/15/24	2,000	2,309,040
5.00%, 1/01/27	500	556,605

		13,702,180

Utilities — 12.2%
Long Island Power Authority, Refunding RB:
Series A, 5.50%, 4/01/24	500	552,810
Series D (NPFGC), 5.00%, 9/01/25	2,000	2,174,500
New York City Municipal Water Finance Authority, Refunding RB:
Series DD, 5.00%, 6/15/32	500	525,410
Series EE, 5.00%, 6/15/34	3,000	3,194,310
New York State Environmental Facilities Corp., Refunding RB, NYC Municipal Water, 5.00%, 6/15/31	1,000	1,083,540

		7,530,570

Total Municipal Bonds in New York		80,854,162
Puerto Rico — 2.6%
Housing — 2.6%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,570	1,568,995

Total Municipal Bonds — 133.7%		82,423,157

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)	Par (000)	Value
New York — 21.2%
County/City/Special District/School District — 10.9%

City of New York New York, GO:
Sub-Series B-1, 5.25%, 9/01/22	$750	$861,608
Sub-Series I-1, 5.50%, 4/01/21	1,499	1,751,808
City of New York New York, Refunding RB, GO, Series E, 5.25%, 8/01/22	2,000	2,394,600
New York State Urban Development Corp., Refunding RB, Service Contracts, Series B, 5.00%, 1/01/21	1,499	1,702,818

		6,710,834

Transportation — 5.1%
Port Authority of New York & New Jersey, RB, Consolidated, Series 169, AMT:
5.00%, 10/15/21	2,000	2,337,040
5.00%, 10/15/26	750	808,448

		3,145,488

Utilities — 5.2%
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	1,560	1,663,662
Series A, 4.75%, 6/15/30	1,500	1,568,595

		3,232,257

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 21.2%		13,088,579

Total Long-Term Investments (Cost — $92,630,332) — 154.9%		95,511,736

	Shares
BIF New York Municipal Money Fund, 0.00% (d)(e)	853,306	853,306

Total Short-Term Securities (Cost — $853,306) — 1.4%		853,306

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2013	4

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $93,483,638*) — 156.3%	$96,365,042
Other Assets Less Liabilities — 2.3%	1,437,850
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.6%)	(6,538,310)
VRDP Shares, at Liquidation Value — (48.0%)	(29,600,000)
Net Assets Applicable to Common Shares — 100.0%	$61,664,582

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$87,263,491
Gross unrealized appreciation	$4,055,459
Gross unrealized depreciation	(1,491,660)
Net unrealized appreciation	$2,563,799

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

BIF New York Municipal Money Fund	802,542	50,764	853,306	—

(e)	Represents the current yield as of report date.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CIFG	CDC IXIS Financial Guaranty
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(25)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$3,183,984	$(1,980)

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$95,511,736	—	$95,511,736
Short-Term Securities	$853,306	—	—	853,306
Total	$853,306	$95,511,736	—	$96,365,042

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2013	6

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(1,980)	—	—	$(1,980)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$45,000	—	—	$45,000
Liabilities:
TOB trust certificates	—	$(6,537,752)	—	(6,537,752)
VRDP Shares	—	(29,600,000)	—	(29,600,000)

Total	$45,000	$(36,137,752)	—	$(36,092,752)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2013	7

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 23, 2013